Short-Term and Long-Term Debts (Details)		12 Months Ended
	Aug. 11, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Short-Term and Long-Term Debts [Line Items]
Borrowed amount		¥ 20,000,000	¥ 20,000,000
Repayment of short term debt		22,000,000
Short-term loans		¥ 18,000,000	20,000,000		$ 2,504,034
Weighted average interest rate		3.67%			3.67%
Short term debt maturity term		September 2025
Amount borrowed			108,247,467	¥ 17,093,316
Repayments of credit facilities				¥ 140,000
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Amount borrowed		¥ 200,030,488
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member]
Short-Term and Long-Term Debts [Line Items]
Line of credit	¥ 100,000,000					¥ 198,000,000	¥ 148,000,000
Expiration date	Jul. 25, 2030
Credit facility bear interest rates		5.40%
Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Repayments of credit facilities		¥ 147,667,636	¥ 1,530,000
Zhejiang Shaoxing Ruifeng Rural Commercial Bank [Member] | Line of Credit [Member]
Short-Term and Long-Term Debts [Line Items]
Repayment dates		dates for parts of the loan ranging from June 20, 2025 to July 25, 2030